Derivatives Instruments (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	May 26, 2021 USD ($)
Foreign exchange forwards
Cash Flow Hedges
Total gains (losses) in net income	$ 3	$ 13
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle			$ 52,000,000
Cash flow hedges
Cash Flow Hedges
Unrealized losses currently in AOCI to be reclassified into net income within the next twelve months	2
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle			$ 0
Cash flow hedges | Interest rate swaps
Cash Flow Hedges
Total gains (losses) in net income	1
Total unrealized gain (loss) in AOCI - effective portion, net of tax				$ 18
Cash flow hedges | Interest rate swaps | Regulated
Cash Flow Hedges
Total gains (losses) in net income	$ 0
Cash flow hedges | Interest rate swaps | Power | Non-Regulated
Cash Flow Hedges
Total unrealized gain (loss) in AOCI - effective portion, net of tax				$ 1
Cash flow hedges | Foreign exchange forwards
Cash Flow Hedges
Total gains (losses) in net income		(2)
Total unrealized gain (loss) in AOCI - effective portion, net of tax		1
Cash flow hedges | Foreign exchange forwards | Non-Regulated
Cash Flow Hedges
Total gains (losses) in net income		0
Cash flow hedges | Foreign exchange forwards | Regulated
Cash Flow Hedges
Total gains (losses) in net income		$ (2)
Cash flow hedges | Treasury Lock [Member]
Cash Flow Hedges
Total unrealized gain (loss) in AOCI - effective portion, net of tax					$ 18,000,000
Derivative gain loss amortization period	10 years